FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period		Rp 205,900
Assets at end of period	$ 16,931	235,057	Rp 205,900
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period		922	373
Profit or loss		279	146
Other comprehensive income		9
Purchase/addition		389	438
Settlement/deduction		(253)	(35)
Assets at end of period		Rp 1,346	Rp 922